Cash Reserve [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
CASH RESERVE | Cash Reserve Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.75%	2.82%	1.76%